Preferred shares (Details Narrative)	12 Months Ended
	Dec. 31, 2014 CAD	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Preferred Shares Details Narrative
Cumulative revenue		$ 29,500,000	$ 25,800,000
Stock based compensation expense	226,000